RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Non-controlling interests		$ 86,678,000	$ 77,625,000
Proceeds from tenant improvement allowances		1,055,000	2,594,000
Interest expense		37,926,000	43,575,000
Financing liability
Related Party Transaction [Line Items]
Total Long-term notes and loans payable, net		154,543,000
Interest expense		11,500,000	$ 11,700,000
Key Management Personnel And Certain Board Members
Related Party Transaction [Line Items]
Non-controlling interests		$ 77,900,000
Tax distribution payments to related party (in percent)		69.80%	71.20%
Key Management Personnel And Certain Board Members | Redeemable Units
Related Party Transaction [Line Items]
Shares outstanding (in shares)		78.0
Related Party
Related Party Transaction [Line Items]
Proceeds from tenant improvement allowances		$ 500,000	$ 0
Related Party | Financing liability
Related Party Transaction [Line Items]
Total Long-term notes and loans payable, net		$ 0	1,400,000
Interest expense			$ 300,000
Related Party | Forecast
Related Party Transaction [Line Items]
Proceeds from tenant improvement allowances	$ 300,000